LONG TERM EQUIPMENT PURCHASE PAYABLE (Schedule of Outstanding Long Term Equipment Purchase Payable (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Final Year of Maturity		2019
Interest rate	0.00%	0.00%
Current portion of equipment purchase	$ 516,054	$ 178,482	$ 493,597
Outstanding long term equipment purchase payable	86,009		184,294
Total outstanding long term equipment purchase payable	$ 602,063	$ 178,482	$ 677,891
Current [Member]
Final Year of Maturity	2019
Long term [Member]
Final Year of Maturity	2020